Note 7 - Other Equity - Stock Option Transactions (Details)	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Statement Line Items [Line Items]
Outstanding, Beginning of period	2,344,000	2,005,000
Outstanding, Beginning of period, weighted average exercise price	$ 3.46	$ 4.31
Stock options, granted	2,284,000	780,000
Stock options, weighted average exercise price, granted	$ 2.99	$ 1.14
Stock options, exercised	(96,000)
Stock options, weighted average exercise price, exercised	$ 2.28
Stock options, forfeited	(51,000)	(165,000)
Stock options, weighted average exercise price, forfeited	$ 2.34	$ 3.34
Stock options, expired	(10,000)	(320,000)
Stock options, weighted average exercise price, expired	$ 4.97	$ 4.60
Outstanding, end of period	4,471,000	2,300,000
Outstanding, end of period, weighted average exercise price	$ 3.21	$ 3.52